Label	Element	Value
Innovator U.S. Equity Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 5.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator U.S. Equity Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 568.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Innovator U.S. Equity Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: 380.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: 418.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 659.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Equity Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 517.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)